UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6529
                                                     ---------------------

                             Columbia Funds Trust VI
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end: July 31, 2004
                                           ------------------

                  Date of reporting period: January 31, 2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                    COLUMBIA
                              GROWTH & INCOME FUND

                                Semiannual Report
                                January 31, 2004


Photo of: Man and woman smiling.


Logo: Columbia Funds
A Member of Columbia Management Group

Table of Contents

Fund Profile ..................................  1

Performance Information .......................  2

Economic Update ...............................  3

Portfolio Managers' Report ....................  4

Financial Statements ..........................  6

   Investment Portfolio .......................  7

   Statement of Assets and Liabilities ........ 11

   Statement of Operations .................... 12

   Statements of Changes in Net Assets ........ 13

   Notes to Financial Statements .............. 15

   Financial Highlights ......................  20

Important Information
About This Report ............................  24


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.


--------------------------------
Not FDIC Insured
May Lose Value
No Bank Guarantee
--------------------------------


TO OUR FELLOW SHAREHOLDERS
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund


Before introducing your Semiannual Report, we want to address recent press reports about allegations of market timing in certain Columbia funds. The trustees of the funds and the people of Columbia Management are deeply concerned about these events. Columbia Management has assured investors that full compensation will be paid for monetary damages, and all of us have been working to implement procedures to minimize the possibility of a recurrence. We are committed to serving the interests of our shareholders and to help you achieve your financial goals.

In the pages that follow, you'll find valuable information about the economic environment and the performance of Columbia Growth & Income Fund during the six-month period ended January 31, 2004. The "Economic Update" provides an overview of the investing environment during the period covered by this report. In the "Portfolio Managers' Report," your fund's management team discusses investment performance and the impact of decisions made during the period. We hope that you will take time to read the report and discuss it with your financial advisor.

As always, thank you for choosing Columbia funds. It is a privilege to play a role in your financial future, and we value your business. If you have any questions about your account, please feel free to call Columbia's shareholder service department at 800-345-6611.



Sincerely,

/s/ Thomas C. Theobald                      /s/ J. Kevin Connaughton


Thomas C. Theobald                          J. Kevin Connaughton
Chairman, Board of Trustees                 President, Columbia Funds


Thomas C. Theobald was elected independent chairman of the Board of Trustees of Columbia funds in December 2003. Mr. Theobald has served on the board of many Columbia funds for more than seven years.

J. Kevin Connaughton was named president of Columbia Funds on February 27, 2004.

Summary

o For the six-month period ended January 31, 2004, the fund's class A shares returned 13.00% without sales charge.

o The fund underperformed its new benchmark, the Russell 1000 Value Index, as well as its previous benchmark, the S&P 500 Index, and its peer group, the Morningstar Large Value Category.

o The fund provided a strong absolute return for the period, but its performance fell short of its benchmark and peer group because the fund emphasized high-quality stocks while lower-quality speculative stocks were the market's strongest performers.

                                    Objective
                                 Seeks long-term
                                growth and income

                                Total net assets
                                 $2.015 billion


Class A shares                  13.00%

Russell 1000 Value Index        16.86%

Morningstar style box
Graphic:
Morningstar style box
Style: Value
Size: Large


FUND PROFILE
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund


The information below gives you a snapshot of your fund at the end of the reporting period. Because your fund is actively managed, there is no guarantee that these breakdowns and percentages will be maintained in the future.

Top 5 sectors as of 01/31/04 (%)
   Financials                      32.8
   Energy                          12.7
   Industrials                     10.3
   Consumer staples                 7.9
   Consumer discretionary           7.9


Top 10 holdings as of 01/31/04 (%)
   Citigroup                        5.4
   iShares Russell 1000             2.9
   Exxon Mobil                      2.8
   Bank of America                  2.4
   Halliburton                      2.2
   American International Group     2.1
   ConocoPhillips                   2.1
   Aetna                            2.1
   U.S. Bancorp                     2.1
   Waste Management                 2.1



Sector breakdown and portfolio holdings are calculated as a percentage of net assets.

(C)2004 Morningstar, Inc. All Rights Reserved. The information contained herein:
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 01/31/04.

Performance of a $10,000 investment
02/01/94 - 01/31/04 ($)
   sales charge:        without      with
   Class A              29,931       28,210
   Class B              27,761       27,761
   Class C              27,767       27,767
   Class Z              30,206       n/a

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund

Value of a $10,000 investment 02/01/94 - 01/31/04
Line Chart:

         Class A shares                Class A shares               Russell 1000
         without sales charge          with sales charge            Value Index                  S&P 500 Index
02/1994  10000                         9425                         10000                        10000
         9766                          9204.46                      9659                         9728
         9410.52                       8869.41                      9298.72                      9303.86
         9426.52                       8884.49                      9477.25                      9422.95
         9539.63                       8991.1                       9587.19                      9577.48
         9315.45                       8779.81                      9357.1                       9342.84
         9510.15                       8963.31                      9648.1                       9649.28
         9932.4                        9361.28                      9925.97                      10044.9
         9810.23                       9246.14                      9597.42                      9798.8
         9940.7                        9369.11                      9730.82                      10019.3
         9615.64                       9062.74                      9338.67                      9654.57
         9764.68                       9203.22                      9447                         9797.46
         10008.8                       9433.3                       9737.97                      10051.2
         10479.2                       9876.66                      10123.6                      10443.2
         10731.8                       10114.7                      10346.3                      10751.3
         10966.8                       10336.2                      10673.3                      11067.4
         11419.7                       10763.1                      11121.5                      11510.1
         11629.8                       10961.1                      11271.7                      11777.1
         12006.6                       11316.3                      11663.9                      12168.1
         11937                         11250.6                      11828.4                      12198.5
         12348.8                       11638.8                      12256.6                      12713.3
         12269.8                       11564.3                      12135.2                      12667.5
         12717.6                       11986.4                      12749.3                      13223.6
         12645.2                       11918.1                      13069.3                      13478.9
         12987.9                       12241                        13477                        13937.1
         13197                         12438.1                      13579.5                      14066.8
         13206.2                       12446.8                      13810.3                      14201.8
         13690.9                       12903.6                      13862.8                      14410.6
         14033.1                       13226.2                      14036.1                      14782.4
         13821.2                       13026.5                      14047.3                      14838.5
         13076.3                       12324.4                      13516.3                      14182.7
         13486.9                       12711.4                      13902.9                      14481.9
         14078.9                       13269.4                      14456.2                      15297.2
         14442.2                       13611.7                      15015.7                      15719.5
         15502.2                       14610.8                      16104.3                      16907.8
         15133.3                       14263.1                      15898.2                      16573.1
         16171.4                       15241.5                      16669.2                      17608.9
         16202.1                       15270.5                      16914.3                      17746.2
         15630.2                       14731.5                      16305.4                      17016.9
         16575.8                       15622.7                      16990.2                      18032.8
         17562.1                       16552.3                      17940                        19131
         18261.1                       17211                        18709.6                      19988
         19926.5                       18780.7                      20116.5                      21579.1
         19177.2                       18074.5                      19400.4                      20370.7
         20249.2                       19084.9                      20572.2                      21487
         19281.3                       18172.7                      19998.2                      20769.3
         20010.2                       18859.6                      20882.1                      21730.9
         20456.4                       19280.2                      21491.9                      22104.7
         20667.1                       19478.7                      21186.7                      22350
         22169.6                       20894.8                      22612.6                      23961.5
         23260.3                       21922.9                      23996.5                      25188.3
         23248.7                       21911.9                      24157.2                      25442.7
         22651.2                       21348.8                      23799.7                      25005.1
         23496.1                       22145.1                      24104.3                      26020.3
         23073.2                       21746.5                      23680.1                      25744.5
         19342.2                       18230.1                      20156.5                      22021.8
         20199.1                       19037.7                      21313.5                      23433.4
         21865.5                       20608.3                      22965.3                      25338.6
         23214.6                       21879.8                      24035.5                      26874.1
         24558.8                       23146.6                      24852.7                      28422
         25209.6                       23760                        25051.5                      29610.1
         24155.8                       22766.8                      24698.3                      28689.2
         24952.9                       23518.2                      25209.5                      29836.8
         25639.2                       24164.9                      27564.1                      30991.5
         25282.8                       23829                        27260.9                      30260.1
         26779.5                       25239.7                      28051.4                      31939.5
         26080.6                       24580.9                      27229.5                      30943
         25785.8                       24303.2                      26219.3                      30791.4
         24806                         23379.6                      25304.3                      29947.7
         25847.8                       24361.6                      26761.8                      31843.4
         26129.6                       24627.1                      26553.1                      32489.8
         27360.3                       25787.1                      26680.5                      34403.4
         25896.5                       24407.5                      25810.7                      32676.4
         24894.3                       23462.9                      23893                        32058.8
         27689.9                       26097.8                      26807.9                      35194.2
         27689.9                       26097.8                      26497                        34134.8
         27504.4                       25922.9                      26775.2                      33435.1
         27160.6                       25598.9                      25551.6                      34260.9
         27331.7                       25760.2                      25870.9                      33726.4
         28345.7                       26715.8                      27309.4                      35820.8
         28623.5                       26977.7                      27560.6                      33929.5
         30086.2                       28356.2                      28238.6                      33787
         30257.7                       28517.9                      27191                        31124.6
         31803.8                       29975.1                      28553.2                      31277.1
         31689.3                       29867.2                      28661.7                      32387.4
         31382                         29577.5                      27864.9                      29433.7
         30358.9                       28613.3                      26881.3                      27567.6
         30960                         29179.8                      28198.5                      29709.6
         31526.6                       29713.8                      28832.9                      29908.7
         30779.4                       29009.6                      28192.9                      29181.9
         31607.4                       29790                        28133.7                      28895.9
         31379.8                       29575.5                      27005.5                      27087
         30278.4                       28537.4                      25104.3                      24898.4
         30229.9                       28491.7                      24888.4                      25373.9
         31414.9                       29608.6                      26334.4                      27320.1
         31631.7                       29812.9                      26955.9                      27560.5
         31119.3                       29329.9                      26748.4                      27158.2
         30730.3                       28963.3                      26791.2                      26634
         32300.6                       30443.3                      28058.4                      27635.4
         31015                         29231.7                      27096                        25960.7
         30996.4                       29214.1                      27231.5                      25768.6
         27630.2                       26041.5                      25668.4                      23933.9
         25461.2                       23997.2                      23281.2                      22069.4
         25672.6                       24196.4                      23458.1                      22212.9
         22093.8                       20823.4                      20849.6                      19798.3
         24033.6                       22651.7                      22394.6                      21540.6
         25850.6                       24364.2                      23805.4                      22809.3
         24754.5                       23331.1                      22772.3                      21470.4
         23870.8                       22498.2                      22221.2                      20907.9
         22519.7                       21224.8                      21627.9                      20594.3
         22429.6                       21139.9                      21664.6                      20794.1
         24015.4                       22634.5                      23571.1                      22507.5
         25979.9                       24486                        25093.8                      23693.6
         26593                         25063.9                      25407.5                      23996.9
         26484                         24961.1                      25786.1                      24419.3
         26915.6                       25368                        26188.3                      24895.4
         26409.6                       24891.1                      25931.7                      24631.5
         27328.7                       25757.3                      27518.7                      26025.7
         27599.2                       26012.3                      27892.9                      26254.7
         29489.8                       27794.1                      29611.2                      27630.5
01/2004  29931                         28210                        30129                        28131

On October 13, 2003, the fund's primary benchmark was changed to the Russell 1000 Value Index. Prior to that date, the fund's benchmark was the Standard & Poor's (S&P) 500 Index. All results shown assume reinvestment of distributions.

The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 01/31/04 (%)
        Share class                    A                   B                    C                 Z
        Inception                   07/01/92           07/01/92              07/01/94          02/07/01
        Sales charge            without    with     without   with       without    with       without
        6-month (cumulative)    13.00       6.51    12.56      7.56      12.54     11.54       13.12
        1-year                  25.38      18.17    24.48     19.48      24.47     23.47       25.77
        5-year                  3.49        2.27     2.72      2.44       2.71      2.71        3.68
        10-year                 11.59      10.93    10.75     11.75      10.75     10.75       11.69
Average annual total return as of 12/31/03 (%)
        Share class                    A                   B                    C                 Z
        Sales charge            without    with     without   with       without   with        without
        6-month (cumulative)    10.90       4.52    10.55      5.55      10.55      9.55       11.09
        1-year                  19.14      12.29    18.33     13.33      18.36     17.36       19.51
        5-year                   3.73       2.51     2.95      2.67       2.96      2.96        3.92
        10-year                 11.65      10.99    10.83     10.83      10.83     10.83       11.75


All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C and Z share (newer class shares) performance information includes returns of the fund's class B and A shares (older class shares), respectively, as their expense structures more closely resemble those for the newer class shares for periods prior to the inception date of the newer class shares. Total returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older class shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of newer class shares would have been different.

Summary
For the six-month period that
ended January 31, 2004

o The US stock market benefited from investor enthusiasm and an increase in corporate profits. Both the Russell 3000 Index, which tracks approximately 98% of the US stock market, and the S&P 500 Index posted double-digit returns this period.

Russell 3000 Index              16.05%
S&P 500 Index                   15.23%


o Performance in the fixed-income universe was led by high-yield bonds. As measured by the Merrill Lynch US High Yield, Cash Pay Index, this sector posted a return approximately seven percentage points higher than the return for investment-grade bonds, as measured by the Lehman Brothers Aggregate Bond Index.

Merrill Lynch Index             11.80%
Lehman Index                     4.49%


The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalizations.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.


ECONOMIC UPDATE
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund

After struggling for two years to maintain solid, forward movement, the US economy steamed ahead during the six-month period ended January 31, 2004. The economy grew at an annualized pace of 8.2% in the third quarter of 2003. Although that pace slowed to an estimated 4.0% in the fourth quarter, there was widespread agreement that the efforts of the Federal Reserve Board to stimulate the economy through low short-term interest rates had finally been rewarded. In fact, the significant upswing in growth over the past six months was the result of a combination of factors. A sizeable tax package gave disposable income a boost. Income taxes fell across all tax brackets. And, many taxpayers received tax rebate checks late last summer, which helped keep consumer spending high throughout the period.

The business sector also made a contribution to the economy's growth. Industrial production rose over the past six months, and business spending--especially on technology-related items--showed strength. Corporate profits rose sharply, and orders for durable goods exceeded expectations. Even the labor market improved during the period. After unemployment peaked at 6.4% in June 2003, it declined to 5.6% in January.

The US stock market continued to head higher, expanding on a rally that began in the spring of 2003. The S&P 500 Index returned 15.23% for the six-month period as all major sectors of the market benefited from renewed investor enthusiasm and rising corporate profits. Technology was the strongest sector early in the period, but more defensive issues, such as utilities and health care, picked up as investors appeared to hedge their bets on the economy.

As the economy gained strength early in the period, interest rates shot up and unsettled the bond market. However, the yield on the benchmark 10-year US Treasury bond peaked early in September, and most bond sectors eked out modest gains for the period as interest rates edged lower. The Lehman Brothers Aggregate Bond Index, a broad measure of investment-grade bond performance, returned 4.49%. High-yield bonds continued to lead the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 11.80%.

Money market fund yields remained below 1%, reflecting historically low short-term interest rates. The Investment Company Institute, which tracks assets in and out of mutual funds, reported that money continued to flow out of taxable money market funds during 2003 as investors sought alternatives to the low yields offered by short-term cash equivalents. Net new cash flow to money market funds turned negative in 2002 and remained negative through most of 2003.

Net asset value per share
as of 01/31/04 ($)
   Class A                     16.45
   Class B                     15.48
   Class C                     15.59
   Class Z                     16.45


Distributions declared per share
as of 08/01/03 - 01/31/04 ($)
   Class A                     0.14
   Class B                     0.03
   Class C                     0.03
   Class Z                     0.18


Portfolio holdings discussed
in this report (%)
   Textron                      1.8
   ConocoPhillips               2.1
   Exxon Mobil                  2.8
   Citigroup                    5.4
   Nokia                        1.3

Holdings are calculated as a percentage of net assets as of January 31, 2004, and are subject to change.


PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund

For the six-month period ended January 31, 2004, Columbia Growth & Income Fund class A shares returned 13.00% without sales charge. This was less than the fund's new benchmark, the Russell 1000 Value Index, which returned 16.86% over the same period. The new benchmark was selected because we believe it more accurately reflects the performance of value stocks, which the fund emphasizes. In addition, the fund also gained less ground than both its previous benchmark and its peer group. The S&P 500 Index posted a 15.23% return for the period. The average return of the Morningstar Large Value Category was 16.09%.1

FOCUS ON HIGH-QUALITY VALUE STOCKS AND PORTFOLIO CHANGES

The fund's double-digit return reflected solid gains from industrial and energy companies. However, our emphasis on companies with more dependable earnings hurt the fund's relative performance in a rapidly-rising market that favored the most speculative stocks. During this reporting period we continued to restructure the portfolio. We re-evaluated the portfolio's sector weightings. We reduced some sectors, which we felt were overweight relative to the benchmark, while maintaining our focus on stock selection. However, the process was not completed until late in the period, and the fund did not have the full benefit of the improved diversification that resulted from the process. We have focused the fund on higher-quality value stocks which offer a downside cushion as well as upside opportunity.

INDUSTRIAL AND ENERGY STOCKS RESPOND TO AN IMPROVING ECONOMY

The period began amid lingering concerns about the durability and breadth of the economic recovery. But by late summer, positive economic news became the rule rather than the exception. Capital spending picked up. Both inflation and interest rates remained low, creating an accommodating environment for stocks.

In this environment, some of the fund's best performers were industrial and energy companies. In the industrial sector, diversified manufacturer Textron benefited from the economic rebound and performed well. Although the energy sector was not one of the market's strongest performers, several of the fund's top performers were energy-related companies, including ConocoPhillips and Exxon Mobil. Oil and gas prices rose above the market's expectations during the period, as US production of natural gas declined and Iraqi oil output stayed low. Rapidly growing demand for oil in China also helped drive the price of crude oil higher, which contributed to higher returns in the energy sector.

SOLID RETURNS FROM FINANCIAL AND TECHNOLOGY STOCKS

Financial services and technology stocks were strong performers during the period, and the fund participated in these gains. In financial services, the fund's largest holding-Citigroup-was also its top contributor to performance. The stock posted a 12.0% return for the six-month period.

Within technology, the fund's investment in Nokia, the world's number one cell phone manufacturer, also made a strong contribution to


1 2004 by Morningstar Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

In an economic environment that shows signs of being able to sustain a reasonable pace of growth, we believe that value stocks have the potential to continue to do well.

--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund

performance. However, those gains were partially offset by a loss from our investment in contract manufacturer, Celestica. The company's earnings fell short of expectations as management was unable to improve margins at its European operation. Realizing that improvement may take much longer than we were led to believe, we sold the stock.

POSITIONED FOR A RECOVERING ECONOMY

In an economic environment that shows signs of being able to sustain a reasonable pace of growth, we believe that value stocks have the potential to continue to do well. Personal income has risen, capital expenditures have finally kicked in and some tangible signs of job growth appeared in the final months of the reporting period. We are encouraged that inflation remains low, which has helped keep interest rates at or near historical lows. We remain focused on high-quality stocks with the potential to prosper under a variety of economic conditions. We began the period confident in our team and confident in the changes we have made to enhance our investment process. We remain committed to investing for the long term and will implement our process in a deliberate, disciplined manner.

Photo of: Brian Cunningham

Brian Cunningham has co-managed Columbia Growth & Income Fund since November 2003 and has been with the advisor and its predecessors since 1987.

/s/ Brian Cunningham


Photo of: Greg Miller

Greg Miller has co-managed the fund since April 2003 and has been with the advisor and its predecessors since 1985.

/s/ Greg Miller


Photo of: Richard Dahlberg

Richard Dahlberg, CFA, has co-managed the fund since October 2003 and has been with the advisor since 2003.

/s/ Richard Dahlberg

An investment in the fund offers significant long-term growth potential, but also involves certain risks. The fund may be affected by stock market fluctuations that occur in response to economic and business developments. Changes in interest rates, changes in financial strength of issuers of lower-rated bonds and foreign, political and economic developments also may affect the fund's performance.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
January 31, 2004                                   Columbia Growth & Income Fund


                           A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL
                           STATEMENTS
                           -----------------------------------------------------
Investment Portfolio       The investment portfolio details all of the fund's
                           holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

                           -----------------------------------------------------
Statement of Assets        This statement details the fund's assets,
and Liabilities            liabilities, net assets and share price for each
                           share class. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

                           -----------------------------------------------------
Statement of Operations    This statement details income earned by the fund and
                           the expenses charged to the fund. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

                           -----------------------------------------------------
Statement of Changes       This statement demonstrates how the fund's net assets
in Net Assets              were affected by its operating results, distributions
                           to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments). The Statement of Changes in Net
                           Assets also reconciles changes in the number of shares outstanding.

                           -----------------------------------------------------
Financial Highlights       The financial highlights demonstrate how the fund's
                           net asset value per share was affected by the fund's operating results. The financial highlights table also discloses certain key fund ratios (e.g., fund expenses and net investment income as a percentage of average net assets).

                           -----------------------------------------------------
Notes to                   These notes disclose the organizational background of
Financial Statements       the fund, its significant accounting policies
                           (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risk and contingencies.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund
January 31, 2004 (unaudited)

Common Stocks - 96.7%

CONSUMER DISCRETIONARY - 7.9%                                                                              Shares      Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                    Auto Components - 1.0%        Delphi Corp.                                          1,921,482    20,329,279
                                                                                            Auto Components Total    20,329,279

                                                  -----------------------------------------------------------------------------
      Hotels, Restaurants & Leisure - 1.8%        Harrah's Entertainment, Inc.                             98,386     5,214,458
                                                  Wendy's International, Inc.                             776,300    30,842,399
                                                                               Hotel, Restaurants & Leisure Total    36,056,857


       Leisure Equipment & Products - 0.4%        Mattel, Inc.                                            473,800     8,959,558
                                                                               Leisure Equipment & Products Total     8,959,558


                                                  -----------------------------------------------------------------------------
                              Media - 3.7%        Clear Channel Communications, Inc.                      221,006     9,943,060
                                                  Gannett Co., Inc.                                       114,000     9,770,940
                                                  McGraw-Hill Companies., Inc.                            301,900    22,648,538
                                                  Time Warner, Inc. (a)                                 1,281,700    22,519,469
                                                  Viacom, Inc., Class A                                   223,600     9,071,452
                                                                                                      Media Total    73,953,459


                                                  -----------------------------------------------------------------------------
                   Specialty Retail - 1.0%        Office Depot, Inc. (a)                                1,224,700    19,533,965
                                                                                           Specialty Retail Total    19,533,965
                                                                                                                    -----------
                                                                                     CONSUMER DISCRETIONARY TOTAL   158,833,118
CONSUMER STAPLES - 7.9%
------------------------------------------        -----------------------------------------------------------------------------
                          Beverages - 1.5%        PepsiCo, Inc.                                           649,400    30,690,644
                                                                                                  Beverages Total    30,690,644


                                                  -----------------------------------------------------------------------------
                      Food Products - 2.0%        ConAgra Foods, Inc.                                     808,700    20,977,678
                                                  Kraft Foods, Inc., Class A                              621,200    20,008,852
                                                                                              Food Products Total    40,986,530


                                                  -----------------------------------------------------------------------------
                 Household Products - 3.4%        Clorox Co.                                              420,000    20,529,600
                                                  Kimberly-Clark Corp.                                    379,500    22,413,270
                                                  Procter & Gamble Co.                                    242,500    24,511,900
                                                                                         Household Products Total    67,454,770


                                                  -----------------------------------------------------------------------------
                            Tobacco - 1.0%        Altria Group, Inc.                                      366,488    20,373,068
                                                                                                    Tobacco Total    20,373,068
                                                                                                                    -----------
                                                                                           CONSUMER STAPLES TOTAL   159,505,012
ENERGY - 12.7%
------------------------------------------        -----------------------------------------------------------------------------
        Energy Equipment & Services - 3.4%        Baker Hughes, Inc.                                      669,200    23,475,536
                                                  Halliburton Co.                                       1,474,700    44,462,205
                                                                                Energy Equipment & Services Total    67,937,741


                                                  -----------------------------------------------------------------------------
                          Oil & Gas - 9.3%        BP PLC, ADR                                             848,810    40,403,356
                                                  ConocoPhillips                                          641,568    42,266,500
                                                  Exxon Mobil Corp.                                     1,378,630    56,234,318
                                                  Marathon Oil Corp.                                      948,800    30,817,024
                                                  Royal Dutch Petroleum Co., N.Y. Shares                  403,300    19,116,420
                                                                                                   Oil & Gas Total  188,837,618
                                                                                                                    -----------
                                                                                                     ENERGY TOTAL   256,775,359


                                              See notes to investment portfolio.

                                        7


--------------------------------------------------------------------------------
January 31, 2004 (unaudited)                       Columbia Growth & Income Fund

Common Stocks - (continued)
FINANCIALS - 32.8%                                                                                         Shares      Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                             Banks - 10.4%        Bank of America Corp.                                   600,829    48,943,530
                                                  Bank of New York Co., Inc.                              873,000    27,717,750
                                                  Bank One Corp.                                          628,961    31,831,716
                                                  Fifth Third Bancorp                                     190,500    11,008,995
                                                  National City Corp.                                     272,163     9,395,067
                                                  U.S. Bancorp                                          1,475,000    41,698,250
                                                  Wells Fargo & Co.                                       689,500    39,584,195
                                                                                                      Banks Total   210,179,503


                                                  -----------------------------------------------------------------------------
            Diversified Financials - 12.9%        American Express Co.                                    396,200    20,539,008
                                                  Citigroup, Inc.                                       2,199,900   108,851,052
                                                  Countrywide Financial Corp.                             177,733    14,849,592
                                                  Freddie Mac                                             341,849    21,338,215
                                                  Goldman Sachs Group, Inc.                               103,435    10,296,954
                                                  J.P. Morgan Chase & Co.                                 769,101    29,910,338
                                                  Merrill Lynch & Co., Inc.                               342,067    20,110,119
                                                  Morgan Stanley                                          345,916    20,135,770
                                                  State Street Corp.                                      269,600    14,517,960
                                                                                     Diversified Financials Total   260,549,008


                                                  -----------------------------------------------------------------------------
                          Insurance - 8.0%        AFLAC, Inc.                                             270,600     9,979,728
                                                  Ambac Financial Group, Inc.                             268,800    20,098,176
                                                  American International Group, Inc.                      612,800    42,558,960
                                                  Berkshire Hathaway, Inc., Class A (a)                       349    31,232,010
                                                  Lincoln National Corp.                                  366,178    16,166,759
                                                  Travelers Property Casualty Corp., Class B            1,176,300    21,291,030
                                                  Willis Group Holdings Ltd.                              546,308    20,213,396
                                                                                                  Insurance Total   161,540,059


                                                  -----------------------------------------------------------------------------
                        Real Estate - 1.5%        Archstone-Smith Trust, REIT                             325,400     8,925,722
                                                  Kimco Realty Corp., REIT                                220,749    10,183,151
                                                  Vornado Realty Trust, REIT                              179,160    10,024,002
                                                                                                Real Estate Total    29,132,875
                                                                                                                    -----------
                                                                                                 FINANCIALS TOTAL   661,401,445
HEALTH CARE - 5.2%
------------------------------------------        -----------------------------------------------------------------------------
   Health Care Providers & Services - 2.6%        Aetna, Inc.                                             596,600    41,762,000
                                                  McKesson Corp.                                          331,061     9,726,572
                                                                           Health Care Providers & Services Total    51,488,572


                    Pharmaceuticals - 2.6%        Bristol-Myers Squibb Co.                                337,095     9,455,515
                                                  Johnson & Johnson                                       178,700     9,546,154
                                                  Merck & Co., Inc.                                       213,838    10,178,689
                                                  Pfizer, Inc.                                            649,120    23,777,266
                                                                                            Pharmaceuticals Total    52,957,624
                                                                                                                    -----------
                                                                                                HEALTH CARE TOTAL   104,446,196
INDUSTRIALS - 10.3%
------------------------------------------        -----------------------------------------------------------------------------
                Aerospace & Defense - 3.9%        General Dynamics Corp.                                  230,000    21,028,900
                                                  Honeywell International, Inc.                           672,200    24,279,864
                                                  Raytheon Co.                                            714,400    21,796,344
                                                  United Technologies Corp.                               112,400    10,738,696
                                                                                        Aerospace & Defense Total    77,843,804
                                                  -----------------------------------------------------------------------------


See notes to investment portfolio.


                                       8


--------------------------------------------------------------------------------
January 31, 2004 (unaudited)                       Columbia Growth & Income Fund

Common Stocks - (continued)
INDUSTRIALS - (continued)                                                                                 Shares      Value ($)
------------------------------------------        -----------------------------------------------------------------------------
     Commercial Services & Supplies - 2.6%        Avery Dennison Corp.                                    177,200    11,014,752
                                                  Waste Management, Inc.                                1,488,710    41,326,590
                                                                             Commercial Services & Supplies Total    52,341,342


                                                  -----------------------------------------------------------------------------
           Industrial Conglomerates - 1.8%        Textron, Inc.                                           668,100    35,596,368
                                                                                   Industrial Conglomerates Total    35,596,368


                                                  -----------------------------------------------------------------------------
                          Machinery - 2.0%        Deere & Co.                                             311,210    19,481,746
                                                  Dover Corp.                                             533,100    22,027,692
                                                                                                   Machinery Total   41,509,438
                                                                                                                    -----------
                                                                                                INDUSTRIALS TOTAL   207,290,952
INFORMATION TECHNOLOGY - 6.8%
------------------------------------------        -----------------------------------------------------------------------------
           Communications Equipment - 1.4%        Nokia Oyj, ADR                                        1,305,400    26,969,564
                                                                                   Communications Equipment Total    26,969,564


                                                  -----------------------------------------------------------------------------
            Computers & Peripherals - 2.0%        Hewlett-Packard Co.                                     795,754    18,930,988
                                                  International Business Machines Corp.                   208,800    20,719,224
                                                                                    Computers & Peripherals Total    39,650,212


                                                  -----------------------------------------------------------------------------
       Information Technology Consulting &        Accenture Ltd., Class A (a)                             882,935    20,899,071
                           Services - 1.0%                     Information Technology Consulting & Services Total    20,899,071


                                                  -----------------------------------------------------------------------------
                 Office Electronics - 2.0%        Xerox Corp. (a)                                       2,742,200    40,145,808
                                                                                         Office Electronics Total    40,145,808


                                                  -----------------------------------------------------------------------------
                           Software - 0.4%        Microsoft Corp.                                         308,600     8,532,790
                                                                                                   Software Total     8,532,790
                                                                                                                    -----------
                                                                                     INFORMATION TECHNOLOGY TOTAL   136,197,445
MATERIALS - 3.1%
------------------------------------------        -----------------------------------------------------------------------------
                          Chemicals - 1.4%        Air Products & Chemicals, Inc.                          552,294    27,564,993
                                                                                                  Chemicals Total    27,564,993


                                                  -----------------------------------------------------------------------------
            Paper & Forest Products - 1.7%        MeadWestvaco Corp.                                      739,700    19,949,709
                                                  Weyerhaeuser Co.                                        239,161    14,698,835
                                                                                    Paper & Forest Products Total    34,648,544
                                                                                                                    -----------
                                                                                                  MATERIALS TOTAL    62,213,537
TELECOMMUNICATION SERVICES - 4.9%
------------------------------------------        -----------------------------------------------------------------------------
Diversified Telecommunication                     BellSouth Corp.                                       1,132,000    33,088,360
   Services - 4.9%                                CenturyTel, Inc.                                        129,900     3,429,360
                                                  SBC Communications, Inc.                              1,216,400    31,018,200
                                                  Verizon Communications, Inc.                            845,900    31,179,874
                                                                     Diversified Telecommunication Services Total    98,715,794
                                                                                                                    -----------
                                                                                 TELECOMMUNICATION SERVICES TOTAL    98,715,794


                                              See notes to investment portfolio.


                                        9

--------------------------------------------------------------------------------
January 31, 2004 (unaudited)                       Columbia Growth & Income Fund

Common Stocks - (continued)
UTILITIES - 5.1%                                                                                           Shares      Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                 Electric Utilities - 5.1%        American Electric Power Co., Inc.                       617,240    20,152,886
                                                  Consolidated Edison, Inc.                               700,000    30,681,000
                                                  Entergy Corp.                                           267,083    15,619,014
                                                  Southern Co.                                            502,379    14,970,894
                                                  TXU Corp.                                               902,500    21,660,000
                                                                                         Electric Utilities Total   103,083,794
                                                                                                                    -----------
                                                                                                  UTILITIES TOTAL   103,083,794
                                                                                                                    -----------
                                                                     TOTAL COMMON STOCKS (COST OF $1,630,569,793) 1,948,462,652
Investment Companies - 2.9%
------------------------------------------        -----------------------------------------------------------------------------

                                                  iShares Russell 1000 Value Index Fund

                                                  (cost of $52,178,054)                                   975,000    57,885,750

Short-Term Obligation - 0.5%                                                                               Par($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  Repurchase agreement with State Street
                                                  Bank & Trust Co., dated 01/30/04, due 02/02/04
                                                  at 0.930%, collateralized by a U.S. Treasury
                                                  Bond maturing 04/15/04, market value of
                                                  $10,217,213 (repurchase proceeds $10,015,776)
                                                  (cost of $10,015,000)                                10,015,000    10,015,000




                                                  Total Investments - 100.1%
                                                  (cost of $1,692,762,847) (b)                                    2,016,363,402

                                                  Other Assets & Liabilities, Net - (0.1%)                            (918,673)

                                                  Net Assets - 100.0%                                             2,015,444,729


                                                  Notes to Investment Portfolio:

                                                  (a)  Non-income producing.
                                                  (b)  Cost for both financial statement and federal income tax purposes is the same.

                                                   Acronym                   Name
                                                   -------                   ----
                                                      ADR         American Depositary Receipt
                                                     REIT         Real Estate Investment Trust

See notes to financial statements.

                                       10


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
January 31, 2004 (unaudited)                       Columbia Growth & Income Fund
                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                                   Assets:        Investments, at cost                                            1,692,762,847
                                                  Investments, at value                                           2,016,363,402
                                                  Cash                                                                      633
                                                  Receivable for:
                                                    Fund shares sold                                                  3,112,496
                                                    Interest                                                                517
                                                    Dividends                                                         3,969,253
                                                  Expense reimbursement due from Investment Advisor                       1,263
                                                  Deferred Trustees' compensation plan                                   39,758
                                                                                                                  -------------
                                                                                                    Total Assets  2,023,487,322

                                                  -----------------------------------------------------------------------------
                              Liabilities:        Payable for:
                                                    Fund shares repurchased                                           3,708,479
                                                    Investment advisory fee                                           1,210,572
                                                    Transfer agent fee                                                2,059,014
                                                    Pricing and bookkeeping fees                                        117,951
                                                    Custody fee                                                           5,372
                                                    Distribution and service fees                                       877,578
                                                  Deferred Trustees' fees                                                39,758
                                                  Other liabilities                                                      23,869
                                                                                                                  -------------
                                                                                                Total Liabilities     8,042,593

                                                                                                       Net Assets 2,015,444,729


                                                  -----------------------------------------------------------------------------
                Composition of Net Assets:        Paid-in capital                                                 2,055,279,632
                                                  Undistributed net investment income                                   709,698
                                                  Accumulated net realized loss                                    (364,145,156)
                                                  Net unrealized appreciation on investments                        323,600,555
                                                                                                                  -------------
                                                                                                      Net Assets  2,015,444,729


                                                  -----------------------------------------------------------------------------
                                  Class A:        Net assets                                                        671,531,573
                                                  Shares outstanding                                                 40,825,218
                                                  Net asset value per share                                            16.45(a)
                                                  Maximum offering price per share (Net asset value per
                                                  share/0.9425)                                                        17.45(b)


                                                  -----------------------------------------------------------------------------
                                  Class B:        Net assets                                                        783,590,134
                                                  Shares outstanding                                                 50,616,601
                                                  Net asset value and offering price per share                         15.48(a)


                                                  -----------------------------------------------------------------------------
                                  Class C:        Net assets                                                       116,220,355
                                                  Shares outstanding                                                 7,454,673
                                                  Net asset value and offering price per share                        15.59(a)


                                                  -----------------------------------------------------------------------------
                                  Class Z:        Net assets                                                       444,102,667
                                                  Shares outstanding                                                26,994,855
                                                  Net asset value, offering and redemption price per share               16.45


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.


                                              See notes to financial statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended January 31, 2004 (unaudited)
                                                   Columbia Growth & Income Fund


                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                        Investment Income:        Dividends                                                          20,916,835
                                                  Interest                                                              365,589
                                                                                                                    -----------
                                                  Total Investment Income (net of foreign taxes
                                                  withheld of $80,953)                                               21,282,424

                                                  -----------------------------------------------------------------------------
                                 Expenses:        Investment advisory fee                                             7,042,339
                                                  Distribution fee:
                                                    Class B                                                           2,849,064
                                                    Class C                                                             428,545
                                                  Service fee:
                                                    Class A                                                             811,846
                                                    Class B                                                             949,688
                                                    Class C                                                             142,848
                                                  Transfer agent fee                                                  3,070,863
                                                  Pricing and bookkeeping fees                                          280,473
                                                  Trustees' fees                                                         26,107
                                                  Custody fee                                                            23,263
                                                  Other expenses                                                        155,037
                                                                                                                    -----------
                                                   Total Expenses                                                    15,780,073
                                                  Fees and expenses waived or reimbursed by
                                                  Investment Advisor                                                  (224,681)
                                                  Custody earnings credit                                                  (31)
                                                                                                                    -----------
                                                   Net Expenses                                                      15,555,361
                                                                                                                    -----------
                                                  Net Investment Income                                               5,727,063

                                                  -----------------------------------------------------------------------------
              Net Realized and Unrealized         Net realized loss on investments                                  (10,122,592)
              Gain (Loss) on Investments:         Net change in unrealized appreciation/depreciation
                                                  on investments                                                    238,550,252
                                                                                                                    -----------
                                                  Net Gain                                                          228,427,660
                                                                                                                    -----------
                                                  Net Increase in Net Assets from Operations                        234,154,723


See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund

                                                                                        (UNAUDITED)
                                                                                        SIX MONTHS
                                                                                           ENDED       PERIOD ENDED   YEAR ENDED
                                                                                        JANUARY 31,      JULY 31,      JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                        2004($)       2003(a)($)      2003($)
------------------------------------------        -----------------------------------------------------------------------------
                               Operations:        Net investment income                   5,727,063     2,635,729     8,993,969
                                                  Net realized gain (loss)
                                                  on investments                       (10,122,592)     8,380,929 (361,181,251)
                                                  Net change in unrealized appreciation/
                                                  depreciation on investments           238,550,252  (18,186,270)   275,599,753
                                                                                       ----------------------------------------
                                                      Net Increase (Decrease)
                                                      from Operations                   234,154,723   (7,169,612)  (76,587,529)

                                                  -----------------------------------------------------------------------------
   Distributions Declared to Shareholders:        From net investment income:
                                                    Class A                             (5,897,514)            --   (3,173,507)
                                                    Class B                             (1,496,748)            --            --
                                                    Class C                               (222,462)            --            --
                                                    Class Z (formerly Class S) (b)      (4,825,958)            --            --
                                                    Class Z (through 07/29/02) (b)               --            --   (1,132,336)
                                                  From net realized gains:
                                                    Class A                                      --            --  (13,113,326)
                                                    Class B                                      --            --  (14,310,343)
                                                    Class C                                      --            --   (2,195,247)
                                                    Class Z (through 07/29/02) (b)               --            --   (3,001,953)
                                                                                       ----------------------------------------
                                                      Total Distributions Declared
                                                      to Shareholders                  (12,442,682)            --  (36,926,712)

                                                  -----------------------------------------------------------------------------
                       Share Transactions:        Class A:
                                                    Subscriptions                        62,279,733    10,998,695   275,649,995
                                                    Distributions reinvested              5,352,924            --    12,464,817
                                                    Redemptions                        (98,138,379)  (15,465,282) (355,987,815)
                                                                                       ----------------------------------------
                                                      Net Decrease                     (30,505,722)   (4,466,587)  (67,873,003)
                                                  Class B:
                                                    Subscriptions                        36,248,027     7,719,841   130,400,340
                                                    Distributions reinvested              1,357,036            --    13,082,827
                                                    Redemptions                        (87,357,851)  (12,183,503) (222,419,817)
                                                                                       ----------------------------------------
                                                      Net Decrease                     (49,752,788)   (4,463,662)  (78,936,650)
                                                  Class C:
                                                    Subscriptions                         8,231,002     1,520,993    35,645,799
                                                    Distributions reinvested                202,402            --     1,967,464
                                                    Redemptions                        (18,975,607)   (2,834,558)  (42,869,122)
                                                                                       ----------------------------------------
                                                      Net Decrease                     (10,542,203)   (1,313,565)   (5,255,859)
                                                  Class Z (formerly Class S) (b):
                                                    Subscriptions                        62,148,666     8,461,262   217,927,301
                                                    Proceeds received in combination
                                                    with original Class Z                        --            --     4,557,863
                                                    Distributions reinvested              4,266,571            --     3,886,208
                                                    Redemptions                        (53,664,509)   (5,748,955)  (62,646,371)
                                                                                       ----------------------------------------
                                                      Net Increase                       12,750,728     2,712,307   163,725,001


(a)  The Fund has changed its fiscal year end from June 30 to July 31.

(b) On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.

See notes to financial statements.

--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund

                                                                                        (UNAUDITED)
                                                                                        SIX MONTHS
                                                                                           ENDED       PERIOD ENDED   YEAR ENDED
                                                                                        JANUARY 31,      JULY 31,      JUNE 30,
                                                                                          2004($)       2003(a)($)      2003($)
------------------------------------------        -------------------------------------------------------------------------------
                                                  Class Z (through 07/29/02) (b):
                                                    Subscriptions                                --             --        387,731
                                                    Proceeds combined into former Class S        --             --    (4,557,863)
                                                    Redemptions                                  --             --      (170,835)
                                                                                      -------------------------------------------
                                                      Net Decrease                               --             --    (4,340,967)
                                                  Net Increase (Decrease)

                                                    from Share Transactions            (78,049,985)    (7,531,507)      7,318,522
                                                      Total Increase (Decrease)
                                                      in Net Assets                     143,662,056   (14,701,119)  (106,195,719)

                                                  -------------------------------------------------------------------------------
                               Net Assets:        Beginning of period                 1,871,782,673  1,886,483,792  1,992,679,511
                                                  End of period (including
                                                  undistributed
                                                  net investment income of $709,698,
                                                  $7,425,317 and $4,789,588,
                                                  respectively)                       2,015,444,729  1,871,782,673  1,886,483,792

                                                  -------------------------------------------------------------------------------
                        Changes in Shares:        Class A:
                                                    Subscriptions                         4,058,461        740,289     19,938,430
                                                    Issued for distributions reinvested     342,760             --        902,615
                                                    Redemptions                         (6,358,599)    (1,045,471)   (26,325,791)
                                                                                      -------------------------------------------
                                                      Net Decrease                      (1,957,378)      (305,182)    (5,484,746)
                                                  Class B:
                                                    Subscriptions                         2,523,896        554,962     10,058,691
                                                    Issued for distributions reinvested      92,195             --      1,005,610
                                                    Redemptions                         (6,053,173)      (874,829)   (17,345,105)
                                                                                      -------------------------------------------
                                                      Net Decrease                      (3,437,082)      (319,867)    (6,280,804)
                                                  Class C:
                                                    Subscriptions                           569,404        108,591      2,739,448
                                                    Issued for distributions reinvested      13,657             --        150,057
                                                    Redemptions                         (1,307,619)      (202,000)    (3,334,540)
                                                                                      -------------------------------------------
                                                      Net Decrease                        (724,558)       (93,409)      (445,035)
                                                  Class Z (formerly Class S) (b):
                                                    Subscriptions                         4,046,454        571,033     17,134,572
                                                    Issued for combination with
                                                    original Class Z                             --             --        336,309
                                                    Issued for distributions reinvested     273,149             --        281,607
                                                    Redemptions                         (3,464,786)      (387,341)    (4,606,424)
                                                                                      -------------------------------------------
                                                      Net Increase                          854,817        183,692     13,146,064
                                                  Class Z (through 07/29/02) (b):
                                                    Subscriptions                                --             --         26,431
                                                    Shares combined into former Class S          --             --      (336,309)
                                                    Redemptions                                  --             --       (11,978)
                                                                                      -------------------------------------------
                                                      Net Decrease                               --             --      (321,856)

(a)  The Fund has changed its fiscal year end from June 30 to July 31.

(b) On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
January 31, 2004 (unaudited)                       Columbia Growth & Income Fund



Note 1. Organization

Columbia Growth & Income Fund (the "Fund"), a series of Columbia Funds Trust VI (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks long-term growth and income.

Fund Shares

The Fund may issue an unlimited number of shares, and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty Growth & Income Fund to Columbia Growth & Income Fund. Also on that date, the Trust changed its name from Liberty Funds Trust VI to Columbia Funds Trust VI.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

--------------------------------------------------------------------------------
January 31, 2004 (unaudited)                       Columbia Growth & Income Fund



Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations, which may differ from GAAP.

Note 3. Federal Tax Information

The tax character of distributions paid during the period ended July 31, 2003 and the fiscal year ended June 30, 2003 was as follows:

                                July 31, 2003   June 30, 2003
-------------------------------------------------------------
 Distributions paid from:
    Ordinary Income*                      $--     $ 5,091,397
-------------------------------------------------------------
    Long-Term Capital Gains                --      31,835,315

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at January 31, 2004, based on cost of investments for federal income tax purposes was:

    Unrealized appreciation                     $ 337,656,125
    Unrealized depreciation                       (14,055,570)
-------------------------------------------------------------
          Net unrealized appreciation           $ 323,600,555

The following capital loss carryforwards, determined as of July 31, 2003, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               Year of                           Capital Loss
             Expiration                          Carryforward
-------------------------------------------------------------
                2010                             $241,549,397
-------------------------------------------------------------
                2011                              112,261,432
-------------------------------------------------------------
                                                 $353,810,829
-------------------------------------------------------------

January 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As determined on June 30, 2003, post-October capital losses of $120,643,830 attributed to security transactions were deferred to July 1, 2003.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, Inc. ("Columbia"), an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      Average Daily Net Assets          Fee Rate
--------------------------------------------------------
          First $1 billion                0.80%
--------------------------------------------------------
           Over $1 billion                0.60%

Prior to November 1, 2003, Columbia was entitled to receive a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      Average Daily Net Assets          Fee Rate
--------------------------------------------------------
          First $1 billion                0.80%
--------------------------------------------------------
           Over $1 billion                0.70%

In addition, for the period August 1, 2003 through October 31, 2003, Columbia voluntarily waived a portion of its investment advisory fee so that it did not exceed 0.60% annually on the Fund's average daily net assets over $1 billion.

For the six months ended January 31, 2004, the Fund's annualized effective investment advisory fee rate was 0.70%.

FleetBoston has entered into an agreement with Bank of America Corporation ("BOA") to merge the two financial services companies. On March 17, 2004, the shareholders of FleetBoston and BOA voted to approve the merger. The transaction is expected to be completed in the second quarter of 2004.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the six months ended January 31, 2004, the Fund's annualized effective pricing and bookkeeping fee rate was 0.029%.

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $28.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. The Transfer Agent was also entitled to receive reimbursement for certain out-of-pocket expenses. For the six months ended January 31, 2004, the Fund's annualized effective transfer agent fee rate, exclusive of out-of-pocket fees, was 0.21%.

January 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund



Underwriting Discounts, Service and Distribution Fees

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. For the six months ended January 31, 2004, the Distributor has retained net underwriting discounts of $70,176 on sales of the Fund's Class A shares and received CDSC fees of $7,513, $835,630 and $8,741 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. The Fund's trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Portfolio Information

For the six months ended January 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $644,878,854 and $622,742,818, respectively.

Note 5. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended January 31, 2004, the Fund did not borrow under these arrangements.

Note 6. Disclosure of Significant Risks and Contingencies

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

January 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund



On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, inter alia, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

Note 7. Comparability of Financial Statements

On February 11, 2003, the Board of Trustees approved a change in the fiscal year end of the Fund from June 30 to July 31.

Note 8. Subsequent Event

At a meeting held on February 10, 2004, the Board of Trustees approved the commencement of Class I shares of the Fund. The Class I shares are expected to commence operations in April 2004.

Financial Highlights
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                  (UNAUDITED)
                                  SIX MONTHS     PERIOD
                                     ENDED        ENDED                              YEAR ENDED JUNE 30,
                                  JANUARY 31,   JULY 31,    ------------------------------------------------------------------------
CLASS A SHARES                       2004        2003 (a)        2003           2002         2001          2000          1999
====================================================================================================================================
Net Asset Value,
Beginning of Period                  $ 14.69       $ 14.75       $ 15.67       $ 18.98       $ 20.60       $ 21.84       $ 20.02
------------------------------------------------------------------------------------------------------------------------------------
Income from
Investment Operations:
Net investment income (b)               0.07          0.02          0.11          0.11          0.12          0.01          0.04
Net realized and unrealized
gain (loss) on investments              1.83         (0.08)        (0.72)        (1.89)         2.59          0.25          2.65
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment
Operations                              1.90         (0.06)        (0.61)        (1.78)         2.71          0.26          2.69
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income             (0.14)           --         (0.06)        (0.10)           --            --            --
From net realized gains                   --            --         (0.25)        (1.43)        (4.33)        (1.50)        (0.87)
                                ------------  ------------  ------------  ------------  ------------  ------------ ------------
Total Distributions
Declared to Shareholders               (0.14)           --         (0.31)        (1.53)        (4.33)        (1.50)        (0.87)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 16.45       $ 14.69       $ 14.75       $ 15.67       $ 18.98       $ 20.60       $ 21.84
Total return (c)                       13.00%(d)(e)  (0.41)%(d)(e) (3.75)%(e)   (10.24)%(e)    13.34%(e)      1.43%(e)     13.97%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (f)                            1.32%(g)      1.36%(g)      1.40%         1.31%         1.32%         1.35%         1.41%
Net investment income (f)               0.88%(g)      1.93%(g)      0.83%         0.60%         0.62%         0.06%         0.19%
Waiver/reimbursement                    0.02%(g)      0.05%(g)      0.04%         0.05%         0.03%         0.10%           --
Portfolio turnover rate                   34%(d)         6%(d)        63%           47%          104%           81%           79%
Net assets, end of
period (000's)                      $671,532      $628,680      $635,415      $761,122      $503,647      $309,129      $351,972
------------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund has changed its fiscal year end from June 30 to July 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund

Selected data for a share outstanding throughout each period is as follows:
                                  (UNAUDITED)
                                  SIX MONTHS     PERIOD
                                     ENDED        ENDED                               YEAR ENDED JUNE 30,
                                  JANUARY 31,   JULY 31,    ------------------------------------------------------------------------
CLASS B SHARES                       2004       2003 (a)        2003           2002         2001          2000          1999
====================================================================================================================================
Net Asset Value,
Beginning of Period                   $13.78        $13.84        $14.77        $18.01        $19.88        $21.29        $19.68
------------------------------------------------------------------------------------------------------------------------------------
Income from
Investment Operations:
Net investment income (loss) (b)        0.01          0.01          0.01         (0.03)        (0.03)        (0.14)        (0.11)
Net realized and unrealized
gain (loss) on investments              1.72         (0.07)        (0.69)        (1.77)         2.49          0.23          2.59
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment
Operations                              1.73         (0.06)        (0.68)        (1.80)         2.46          0.09          2.48
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income             (0.03)           --            --         (0.01)           --            --            --
From net realized gains                   --            --         (0.25)        (1.43)        (4.33)        (1.50)        (0.87)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Distributions
Declared to Shareholders               (0.03)           --         (0.25)        (1.44)        (4.33)        (1.50)        (0.87)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $15.48        $13.78        $13.84        $14.77        $18.01        $19.88        $21.29
Total return (c)                       12.56%(d)(e)  (0.43)%(d)(e) (4.50)%(e)   (10.89)%(e)    12.46%(e)      0.64%(e)     13.12%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (f)                            2.07%(g)      2.11%(g)      2.15%         2.06%         2.07%         2.10%         2.16%
Net investment income (loss) (f)        0.13%(g)      1.18%(g)      0.07%        (0.15)%       (0.13)%       (0.69)%       (0.56)%
Waiver/reimbursement                    0.02%(g)      0.05%(g)      0.04%         0.05%         0.03%         0.10%           --
Portfolio turnover rate                   34%(d)         6%(d)        63%           47%          104%           81%           79%
Net assets, end of
period (000's)                      $783,590      $745,122      $752,605      $895,904      $883,754      $822,017      $919,542
------------------------------------------------------------------------------------------------------------------------------------


(a)  The Fund has changed its fiscal year end from June 30 to July 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund

Selected data for a share outstanding throughout each period is as follows:
                                 (UNAUDITED)
                                  SIX MONTHS     PERIOD
                                     ENDED        ENDED                              YEAR ENDED JUNE 30,
                                  JANUARY 31,   JULY 31,    ------------------------------------------------------------------------
CLASS C SHARES                       2004       2003 (a)        2003           2002         2001          2000          1999
====================================================================================================================================
Net Asset Value,
Beginning of Period                  $ 13.88       $ 13.94       $ 14.87       $ 18.12       $ 19.99       $ 21.39       $ 19.78
------------------------------------------------------------------------------------------------------------------------------------
Income from
Investment Operations:
Net investment income (loss) (b)        0.01          0.01          0.01         (0.03)        (0.02)        (0.14)        (0.11)
Net realized and unrealized
gain (loss) on investments              1.73         (0.07)        (0.69)        (1.78)         2.48          0.24          2.59
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment
Operations                              1.74         (0.06)        (0.68)        (1.81)         2.46          0.10          2.48
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income             (0.03)           --            --         (0.01)           --            --            --
From net realized gains                   --            --         (0.25)        (1.43)        (4.33)        (1.50)        (0.87)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Distributions
Declared to Shareholders               (0.03)           --         (0.25)        (1.44)        (4.33)        (1.50)        (0.87)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 15.59       $ 13.88       $ 13.94       $ 14.87       $ 18.12       $ 19.99       $ 21.39
Total return (c)                       12.54%(d)(e)  (0.43)%(d)(e) (4.47)%(e)   (10.88)%(e)    12.38%(e)      0.68%(e)     13.05%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (f)                            2.07%(g)      2.11%(g)      2.15%         2.06%         2.06%         2.10%         2.16%
Net investment income (loss) (f)        0.12%(g)      1.19%(g)      0.08%        (0.15)%       (0.13)%       (0.69)%       (0.56)%
Waiver/reimbursement                    0.02%(g)      0.05%(g)      0.04%         0.05%         0.03%         0.10%           --
Portfolio turnover rate                   34%(d)         6%(d)        63%           47%          104%           81%           79%
Net assets, end of
period (000's)                      $116,220      $113,542      $115,314      $129,661       $77,565       $29,303       $35,317
------------------------------------------------------------------------------------------------------------------------------------


(a)  The Fund has changed its fiscal year end from June 30 to July 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

                                                   Columbia Growth & Income Fund
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period is as follows:
                                                       (UNAUDITED)
                                                        SIX MONTHS       PERIOD                                     PERIOD
                                                           ENDED          ENDED         YEAR ENDED JUNE 30,          ENDED
                                                        JANUARY 31,     JULY 31,    --------------------------     JUNE 30,
CLASS Z SHARES                                             2004         2003 (a)       2003 (b)         2002       2001 (c)
====================================================================================================================================
Net Asset Value, Beginning of Period                         $ 14.71       $ 14.76       $ 15.68       $ 19.00       $ 19.64
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (d)                                       0.09          0.03          0.16          0.16          0.06
Net realized and unrealized gain (loss) on investments          1.83         (0.08)        (0.74)        (1.88)        (0.70)
                                                        ------------  ------------  ------------  ------------  ------------
Total from Investment Operations                                1.92         (0.05)        (0.58)        (1.72)        (0.64)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income                                     (0.18)           --         (0.09)        (0.17)           --
From net realized gains                                           --            --         (0.25)        (1.43)           --
                                                        ------------  ------------  ------------  ------------  ------------
Total Distributions Declared to Shareholders                   (0.18)           --         (0.34)        (1.60)           --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $ 16.45       $ 14.71       $ 14.76       $ 15.68       $ 19.00
Total return (e)                                               13.12%(f)(g)  (0.34)%(f)(g) (3.52)%(g)    (9.94)%(g)    (3.26)%(f)(g)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)                                                    1.07%(i)      1.11%(i)      1.15%         1.06%         1.08%(i)
Net investment income (h)                                       1.13%(i)      2.18%(i)      1.13%         0.85%         0.86%(i)
Waiver/reimbursement                                            0.02%(i)      0.05%(i)      0.04%         0.05%         0.03%(i)
Portfolio turnover rate                                           34%(f)         6%(f)        63%           47%          104%
Net assets, end of period (000's)                           $444,103      $384,438      $383,150      $200,908      $264,425
------------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund has changed its fiscal year end from June 30 to July 31.
(b) On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.
(c) Class Z shares were initially offered on February 7, 2001. Per share data and total return reflect activity from that date.
(d) Per share data was calculated using average shares outstanding during the period.
(e)  Total return at net asset value assuming all distributions reinvested.
(f)  Not annualized.
(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------
                                                   Columbia Growth & Income Fund


Transfer Agent
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02111



The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Growth & Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-345-6611 and (ii) on the Securities and Exchange Commissionwebsite at http://www.sec.gov.

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

eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.




Columbia Growth & Income Fund  Semiannual Report, January 31, 2004


ColumbiaFunds

A Member of Columbia Management Group

(C)2004 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com


                                                                  -------------
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                                                                  U.S. Postage
                                                                      PAID
                                                                  Holliston, MA
                                                                  Permit NO. 20
                                                                  -------------




                                                779-03/091R-0204 (03/04) 04/0503

ITEM 2. CODE OF ETHICS.

Note applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Note applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Note applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Note applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   Columbia Funds Trust VI
            ------------------------------------------------------------------


By (Signature and Title)  /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                             April 6, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                April 6, 2004
    --------------------------------------------------------------------------